UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

Investment Company Act file number  811-22492

MainGate Trust
(Exact name of registrant as specified in charter)

6075 Poplar Ave., Suite 720
Memphis, TN 38119
(Address of principal executive offices) (Zip code)

Geoffrey Mavar
MainGate Trust
6075 Poplar Ave., Suite 720
Memphis, TN 38119
(Name and address of agent for service)

(901) 537-1866
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Item 1. Schedule of Investments.

MainGate MLP Fund
SCHEDULE OF INVESTMENTS (unaudited)

	February 28, 2015

	Shares	Fair Value
Master Limited Partnerships and Related Companies - 104.3% (1)
Crude/Refined Products Pipelines and Storage - 50.7% (1)
Marshall Islands - 2.3% (1)
VTTI Energy Partners, L.P. (2)	1,100,000	$28,446,000
United States - 48.4% (1)
Buckeye Partners, L.P.	630,000	48,976,200
Genesis Energy, L.P.	1,670,000	76,820,000
Magellan Midstream Partners, L.P.	735,000	60,417,000
MPLX, L.P.	410,000	33,702,000
Phillips 66 Partners, L.P.	575,000	40,934,250
Plains All American Pipeline, L.P.	1,800,000	89,802,000
Plains GP Holdings, L.P.	930,000	26,635,200
Shell Midstream Partners, L.P.	2,000,000	78,120,000
Sunoco Logistics Partners, L.P.	1,752,000	77,473,440
Tesoro Logistics, L.P.	490,000	28,135,800
Valero Energy Partners, L.P.	539,300	28,739,297
		618,201,187
Natural Gas/Natural Gas Liquid Pipelines and Storage - 34.7% (1)
United States - 34.7% (1)
Dominion Midstream Partners, L.P.	163,500	6,703,500
Energy Transfer Equity, L.P.	1,260,000	80,476,200
Enterprise Products Partners, L.P.	2,784,540	92,836,564
EQT Midstream Partners, L.P.	425,000	35,368,500
Western Gas Equity Partners, L.P.	1,005,000	62,852,700
Western Gas Partners, L.P.	525,000	36,529,500
Williams Companies, Inc. (3)	1,675,000	82,142,000
Williams Partners, L.P.	510,024	26,082,627
		422,991,591
Natural Gas Gathering/Processing - 18.9% (1)
United States - 18.9% (1)
Antero Midstream Partners, L.P.	1,500,000	39,000,000
Enlink Midstream, LLC (3)	2,400,000	80,064,000
Enlink Midstream Partners, L.P.	420,000	11,281,200
Targa Resources Corp. (3)	635,000	63,233,300
Targa Resources Partners, L.P.	821,000	35,976,220
		229,554,720

Total Master Limited Partnerships and Related Companies (Cost $1,017,875,495)		$1,270,747,498

Total Investments: 104.3% (1) (Cost $1,017,875,495)		$1,270,747,498
Liabilities in Excess of Other Assets: (4.3)% (1)		(51,844,384)
Net Assets: 100.0% (1)		$1,218,903,114

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2) Affiliated issuer (see Notes).
(3) MLP general partner interest.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

Cost of investments	$1,021,360,535
Gross unrealized appreciation	252,338,362
Gross unrealized depreciation	(2,951,399)
Net unrealized appreciation	$249,386,963

* The above table only reflects tax adjustments through November 30, 2014. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels that follow.

Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2015	(Level 1)	(Level 2)	(Level 3)
Equity Securities
Master Limited Partnerships and Related Companies (a)	$ 1,270,747,498	$ 1,270,747,498	$ -	$ -
Total	$ 1,270,747,498	$ 1,270,747,498	$ -	$ -

(a)	All other industry classifications are identified in the Schedule of Investments.

The Fund did not hold Level 2 or Level 3 investments at any time during the period ended February 28, 2015.  There were no transfers into and out of all Levels during the current period presented. It is the Fund’s policy to record transfers between all Levels at the end of the reporting period.

Derivative Financial Instruments

The Fund did not hold any derivative financial instruments during the period ended February 28, 2015.

Investments in Affiliates

If a Fund’s Holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act.  The Fund had the following transactions during the period ended February 28, 2015 with affiliated companies:

	Balance of Shares Held November 30, 2014	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held February 28, 2015	Value February 28, 2015	Distributions from Investments in Affiliated Issuers	Net Realized Gain (Loss) from Investments in Affiliated Issuers
VTTI Energy Partners, L.P.	1,100,000	-	-	1,100,000	$ 28,446,000	$ 288,750	$ -

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   MainGate Trust

By (Signature and Title) /s/ Matthew G Mead
                                           Matthew G. Mead, President & Chief Executive Officer

Date April 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) s/ Matthew G Mead
                                           Matthew G. Mead, President & Chief Executive Officer

Date April 16, 2015

By (Signature and Title) /s/ Geoffrey P. Mavar
                                           Geoffrey P. Mavar, Treasurer & Chief Financial Officer

Date April 16, 2015